Inventories, net (Details) - Schedule of inventories, net of allowances - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Inventories Net Of Allowances Abstract
Raw materials	$ 12,987	$ 16,970
Work-in-progress	2,723	3,904
Finished goods	1,615	2,945
Total inventories	$ 17,325	$ 23,819